NONCONTROLLING INTEREST (Details) - USD ($) $ in Thousands		1 Months Ended				12 Months Ended
		Dec. 31, 2016	Oct. 31, 2016	May 31, 2016	Jun. 30, 2015	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Noncontrolling Interest [Line Items]
Beginning Balance						$ 3,461
Capital injection by noncontrolling interests				$ 988			$ 12,732		$ 2,272
Acquisition of noncontrolling interest							(626)		(47)
Disposal of Super TV							(22,888)
Net (loss)/income						1,031	39		900
Ending Balance		$ 3,461				2,846	3,461
Noncontrolling Interest [Member]
Noncontrolling Interest [Line Items]
Beginning Balance						3,461	326		565
Share-based compensation						269	295		12
Capital injection by noncontrolling interests		2,228	$ 525				10,028	[1]	741	[2]
Acquisition of noncontrolling interest		(548)					(548)	[3]	(59)	[4]
Disposal of Super TV							(6,203)
Net (loss)/income						(1,031)	(39)		(900)
Foreign currency translation adjustment						147	(398)		(33)
Ending Balance		3,461				2,846	3,461		326
Beijing Cyber Cloud Co., Ltd. ("Cyber Cloud") [Member]
Noncontrolling Interest [Line Items]
Capital injection by noncontrolling interests					$ 741
Beijing Cyber Cloud Co., Ltd. ("Cyber Cloud") [Member] | Noncontrolling Interest [Member]
Noncontrolling Interest [Line Items]
Beginning Balance						3,444	273		522
Share-based compensation						269	295		12
Capital injection by noncontrolling interests					$ 741		3,741	[1]	741	[2]
Acquisition of noncontrolling interest								[3]		[4]
Disposal of Super TV
Net (loss)/income						(1,026)	(817)		(972)
Foreign currency translation adjustment						147	(48)		(30)
Ending Balance		3,444				2,834	3,444		273
Beijing Joysee Technology Co., Ltd ("Joysee") [Member] | Noncontrolling Interest [Member]
Noncontrolling Interest [Line Items]
Beginning Balance						16	53		43
Share-based compensation
Capital injection by noncontrolling interests								[1]		[2]
Acquisition of noncontrolling interest								[3]	(59)	[4]
Disposal of Super TV
Net (loss)/income						(5)	(34)		72
Foreign currency translation adjustment						1	(3)		(3)
Ending Balance		16				12	16		53
Beijing Shibo Qihang Technology Co., Ltd. ("Shibo Qihang") [Member]
Noncontrolling Interest [Line Items]
Acquisition of noncontrolling interest	[3]						(548)
Beijing Shibo Qihang Technology Co., Ltd. ("Shibo Qihang") [Member] | Noncontrolling Interest [Member]
Noncontrolling Interest [Line Items]
Beginning Balance
Share-based compensation
Capital injection by noncontrolling interests							763	[1]		[2]
Acquisition of noncontrolling interest	[4]
Disposal of Super TV
Net (loss)/income							(180)
Foreign currency translation adjustment							(35)
Ending Balance
Beijing Super TV Technology Co., Ltd ("Beijing Super TV") [Member] | Noncontrolling Interest [Member]
Noncontrolling Interest [Line Items]
Beginning Balance
Share-based compensation
Capital injection by noncontrolling interests				$ 5,524			5,524	[1]		[2]
Acquisition of noncontrolling interest							0	[3]		[4]
Disposal of Super TV							(6,203)
Net (loss)/income							991
Foreign currency translation adjustment							(312)
Ending Balance
Others [Member] | Noncontrolling Interest [Member]
Noncontrolling Interest [Line Items]
Beginning Balance						1
Share-based compensation
Capital injection by noncontrolling interests								[1]		[2]
Acquisition of noncontrolling interest								[3]		[4]
Disposal of Super TV
Net (loss)/income							1
Foreign currency translation adjustment						(1)
Ending Balance		$ 1					$ 1

[1]	In February 2016, CSM Holdings and Bejing Quanda Technology Center (“Quanda”) made cash contribution of $3,815 and $763 to establish Shibo Qihang, representing 80% and 20% of the equity interest in Shibo Qihang, respectively. In May 2016, certain key employees of Beijing Super TV made a cash investment in amount of RMB33 million (equivalent to $5,015) to Beijing Super TV in exchange of a 9.91% equity interest in Beijing Super TV. As a result, the Group held 90.09% of the equity interest in Beijing Super TV. The Group’s additional paid-in capital was decreased by $509 and noncontrolling interest was increased by $5,524 from this capital injection. In May 2016, the existing noncontrolling shareholders of Cyber Cloud, Yuewu Yuntian, Gehua and Holch Capital, made cash contribution in aggregate of RMB20 million (equivalent to $3,040) to Cyber Cloud according to their proportion of equity interest in Cyber Cloud to increase the share capital of Cyber Cloud. As a result, the Group’s noncontrolling interest was increased by $988. In October 2016, Tianjin Xuanwutianxia Network Technology Center (“Xuanwutianxia”), an entity owned by two management of Cyber Cloud entered into a share contribution agreement to make a cash contribution of RMB8.4 million (equivalent to $1,213) to Cyber Cloud in return of 5.0% of equity interests of Cyber Cloud after such contribution. $399 and $218 were received in January 2017 and March 2017, respectively, and $596 which remained outstanding as of the release date of this financial report was recognized as subscription receivable. The Group’s additional paid-in capital and noncontrolling interest were increased by $688 and $525 from this capital injection, respectively. In December 2016, Ningbo Meishan Free Trade Port Area Jinxinronghui Investment Partnership (“Jinxinronghui”), a third-party investor, made a cash contribution in amount of RMB33 million (equivalent to $4,753) to Cyber Cloud. As a result, the Group, Yuewu Yuntian, Jinxinronghui, Gehua, Holch Capital and Xuanwutianxia held 57.7%, 11.5%, 10.0%, 8.6%, 7.7% and 4.5% of the equity interests in Cyber Cloud, respectively. The Group’s additional paid-in capital and noncontrolling interest were increased by $2,525 and $2,228 from this capital injection, respectively. The capital injection was paid to an escrow account of Cyber Cloud in December 2016. The capital injection was transferred to a current deposit account of Cyber Cloud in January 2017.
[2]	In June 2015, Beijing Gehua CATV Network Co., Ltd. (“Gehua”) made a capital contribution of RMB13.9 million (equivalent to $2,272) to Cyber Cloud. As a result, the Group, Yuewu Yuntian, Gehua and Holch Capital held 67.5%, 13.5%, 10% and 9% of the equity interest in Cyber Cloud, respectively. The Group’s additional paid-in capital and noncontrolling interest were increased by $1,531 and $741 from this capital injection, respectively.
[3]	In December 2016, N-S Information Technology purchased the remaining 20% of the equity interest in Shibo Qihang held by Quanda in consideration of RMB4.35 million (equivalent to $626). As a result of the completion of this transaction, Shibo Qihang became a wholly owned subsidiary of the Group. The Group’s additional paid-in capital and noncontrolling interest were decreased by $78 and $548 from this acquisition, respectively.
[4]	In September 2015, N-S Information Technology purchased the 30% of the equity interest in Joysee held by Intel in consideration of RMB0.3 million (equivalent to $47). As a result of this transaction, the Group and Ying Zhi Cheng Technology held 76.9% and 23.1% of the equity interest in Joysee, respectively. The Group’s additional paid-in capital was increased by $12 and noncontrolling interest was decreased by $59 from this transaction.